Earnings Per Share (Details) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income	$ 37,333	$ 9,638	$ 27,066	$ 22,638	$ 30,046	$ 21,154	$ 27,713	$ 21,911	$ 31,153	$ 89,388	$ 101,931	$ 78,236
Basic weighted average number of shares outstanding	196,217,311	196,173,169	196,062,348	195,747,954	195,745,670	195,743,154	195,743,154	195,733,692	195,720,894	195,933,800	195,735,309	195,619,943
Dilutive effect of stock options	1,943,154				2,028,180					2,113,653	2,117,623	939,141
Diluted weighted average number of shares outstanding	198,160,465	198,076,031	198,254,808	197,709,082	197,773,850	197,853,482	197,884,029	197,827,833	197,747,579	198,047,453	197,852,932	196,559,084
Basic net income per common share (in usd per share)	$ 0.19	$ 0.05	$ 0.14	$ 0.12	$ 0.15	$ 0.11	$ 0.14	$ 0.11	$ 0.16	$ 0.46	$ 0.52	$ 0.40
Diluted net income per common share (in usd per share)	$ 0.19	$ 0.05	$ 0.14	$ 0.11	$ 0.15	$ 0.11	$ 0.14	$ 0.11	$ 0.16	$ 0.45	$ 0.52	$ 0.40
Anti-dilutive shares excluded from diluted earnings per share computation	102,990				0					49,795	0	96,096